ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Net Cash Proceeds from Reverse Recapitalization
The following table shows the net cash proceeds from the reverse recapitalization:

Reverse recapitalization
Cash - NBG	$247,382,859
Less: transaction costs	(883,300)
Net cash contributions from reverse recapitalization	$246,499,559

Significant Subsidiaries of Company
As of December 31, 2021, the Company’s subsidiaries are as follows giving effect to the Combination:

Name	Date of Incorporation	Place of Incorporation	Percentage of direct or indirect economic interest
Naked Brand Group, Inc. (“NBGI”)	July 27, 2012	Nevada, U.S.	100%
Naked Inc.	May 17, 2005	Nevada, U.S.	100% owned by NBGI
Cenntro Automotive Corporation (“CAC”)	March 22, 2013	Delaware, U.S.	100%
Cenntro Electric Group, Inc. (“CEG”)	March 9, 2020	Delaware, U.S.	100%
Cenntro Automotive Group Limited (“CAG HK”)	February 15, 2016	Hong Kong	100%
Simachinery Equipment Limited (“Simachinery HK”)	June 2, 2011	Hong Kong	100% owned by CAG HK
Zhejiang Cenntro Machinery Co., Limited	January 20, 2021	PRC	100% owned by CAG HK
Zhejiang Tooniu Tech Co., Limited	December 19, 2018	PRC	100% owned by CAG HK
Hangzhou Ronda Tech Co., Limited (“Hangzhou Ronda”)	June 5, 2017	PRC	100% owned by CAG HK
Hangzhou Cenntro Autotech Co., Limited (“Cenntro Hangzhou”)	May 6, 2016	PRC	100% owned by CAG HK
Zhejiang Sinomachinery Co., Limited (“Sinomachinery Zhejiang”)	June 16, 2011	PRC	100% owned by Simachinery HK
Shengzhou Cenntro Machinery Co., Limited (“Cenntro Machinery”)	July 12, 2012	PRC	100% owned by Cenntro Hangzhou
Hangzhou Hengzhong Tech Co., Limited	December 16, 2014	PRC	100% owned by Cenntro Hangzhou
Zhejiang Xbean Tech Co., Limited	December 28, 2016	PRC	100% owned by Sinomachinery Zhejiang